Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments
Note 26 - Financial Instruments
Concentration of credit risk

There is a concentration of credit risk with respect to cash and cash equivalents and restricted cash to the extent that substantially all of the amounts are carried with DNB Bank ASA, Saudi Awwal Bank and Citibank, however we believe this risk is remote, as they are established and reputable establishments with no prior history of default.
Interest rate risk
As of December 31, 2023, all of our debt obligations are on fixed interest rates, therefore we are currently not exposed to the impact of interest rate changes. Under our RCF, undrawn as of December 31, 2023, we are exposed to the impact of interest rate changes as we are required to make interest payments based on SOFR plus associated margins. Significant increases in interest rates could adversely affect our future results of operations and cash flows should we elect to drawdown on this facility. The Company is exposed to changes in long-term market interest rates if and when maturing debt is refinanced with new debt.
In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. The Company is not engaged in derivative transactions for speculative or trading purposes and has not entered into derivative agreements to mitigate the risk of these fluctuations.
Foreign exchange risk management
The majority of the Company's gross earnings are receivable in U.S dollars. The majority of our transactions, assets and liabilities are denominated in U.S. dollars, our functional currency, however, we incur certain expenditures in other currencies. There is a risk that currency fluctuations, primarily relative to the U.S. dollar will have a negative effect on the value of our cash flows. The Company has not entered into derivative agreements to mitigate the risk of these fluctuations.
Supplier risk
A supplier risk exists in relation to our rigs undergoing construction with Seatrium, however, we believe this risk is remote as Seatrium are global leaders in the rig and shipbuilding sectors. Failure to complete the construction of any newbuilding on time may result in the delay, renegotiation or cancellation of employment contracts secured for the newbuildings. Further, significant delays in the delivery of the newbuildings could have a negative impact on the Company’s reputation and customer relationships. The Company could also be exposed to contractual penalties for failure to commence operations in a timely manner which could adversely affect the Company’s business, financial condition and results of operations.
Fair values of financial instruments
The carrying value and estimated fair value of the Company’s cash and financial instruments were as follows:

		As of December 31, 2023		As of December 31, 2022
(In $ millions)	Hierarchy	Fair Value	Carrying Value	Fair Value	Carrying Value
Assets
Cash and cash equivalents(1)	1	102.5	102.5	108.0	108.0
Restricted cash(1)	1	0.1	0.1	2.5	2.5
Trade receivables(1)	1	56.2	56.2	43.0	43.0
Other current assets (excluding deferred costs)(1)	1	31.5	31.5	25.4	25.4
Due from related parties(1)	1	95.0	95.0	65.6	65.6
Non-current restricted cash(1)	1	—	—	8.0	8.0

Liabilities
Trade payables(1)	1	35.5	35.5	47.7	47.7
Accrued expenses(1)	1	77.0	77.0	80.8	80.8
Short-term accrued interest and other items (1)	1	42.3	42.3	77.7	77.7
Other current liabilities(1)	1	63.2	63.2	36.2	36.2
Short-term debt (2)	1	—	—	100.8	100.8
Short-term debt (2) (3)	2	104.4	100.0	330.8	350.0
Long-term debt (2)	1	—	—	1,177.7	1,177.7
Long-term debt (2) (4)	2	1,818.0	1,690.0	—	—

(1) The carrying values approximate the fair values due to their near term expected receipt of cash.

(2) Short term and long term debt excludes debt discounts, deferred finance charges and effective interest rate adjustments.
(3) As at December 31, 2023, this relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030 and as at December 31, 2022, this relates to our 3.875% Convertible Bond due in 2023. These are fair valued using observable market-based inputs.
(4) As at December 31, 2023 this relates to our 10% Notes due in 2028 and 10.375% Notes due in 2030 and our $250 million Convertible Bond due in 2028 and as at December 31, 2022, this relates to our 3.875% Convertible Bond due in 2023. These are fair valued using observable market-based inputs.

Share Lending Agreement

In addition, during the year ended December 31, 2023, the Company recognized a deferred finance charge in the amount of $12.4 million in relation to our Share Lending Framework Agreement ("SLFA"), which was fair valued using observable market-based inputs and is amortized over the term of the $250.0 million Convertible Bonds. During the year ended December 31, 2023 $2.3 million was amortized and recognized in "Interest Expense" in the Consolidated Statements of Operations. As at December 31, 2023, the current element of the unamortized deferred finance charge of $2.5 million and the non-current element of the unamortized deferred finance charge of $7.6 million are presented as a reduction to short-term and long-term debt, respectively, in the Consolidated Balance Sheets (see Note 21 - Common Shares).